Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income
Net realized losses on redemptions and sales of silver bullion	$ (4,536,914)	$ (5,400,608)
Change in unrealized gains (losses) on silver bullion	136,938,140	(76,160,284)
Total income	132,401,226	(81,560,892)
Expenses
Management fees (note 8)	4,197,501	4,027,753
Bullion storage fees	1,199,085	1,248,391
Sales tax	349,914	355,916
Listing and regulatory filing fees	147,639	157,874
Unitholder reporting costs	113,234	50,751
Administrative fees	109,495	98,821
Legal fees	87,130	77,839
Custodial fees	11,714	19,746
Audit fees	72,026	45,992
Trustee fees	3,770	4,187
Independent Review Committee fees	11,045	8,466
Net foreign exchange losses	347	356
Total expenses	6,302,900	6,096,092
Net income (loss) and comprehensive income (loss)	$ 126,098,326	$ (87,656,984)
Weighted average number of Units	153,800,647	150,405,589
Increase (decrease) in total equity from operations per Unit	$ 0.82	$ (0.58)